SHARE-BASED COMPENSATION (Details 2)			12 Months Ended
	Dec. 23, 2014 item $ / shares	Jul. 08, 2013 item $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Number of options
Exercised (in shares) | shares			(8,776,032)	(8,776,032)
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)			$ 8.24
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)			$ 0.52
Options
Number of options
Granted (in shares) | shares			0	0	5,734,480	5,734,480	9,471,008	9,471,008
Outstanding at the end of the period (in shares) | shares			17,472,054	17,472,054
Options | Minimum
Weighted average Exercise price
Granted (in dollars per shares)			$ 0.24		$ 0.24		$ 0.24
Options | Maximum
Weighted average Exercise price
Granted (in dollars per shares)			$ 0.53		$ 0.53		$ 0.53
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares			24,422,758	24,422,758	32,403,574	32,403,574
Granted (in shares) | shares					5,734,480	5,734,480
Exercised (in shares) | shares			(6,980,032)	(6,980,032)	(12,501,376)	(12,501,376)
Forfeited (in shares) | shares			(3,682,672)	(3,682,672)	(1,213,920)	(1,213,920)
Outstanding at the end of the period (in shares) | shares			13,760,054	13,760,054	24,422,758	24,422,758	32,403,574	32,403,574
Vested and expected to vest at the end of the period (in shares) | shares			13,760,054		24,422,758				13,760,054
Exercisable at the end of the period (in shares) | shares			9,521,520		15,339,959				9,521,520
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)			$ 0.32		$ 0.23
Granted (in dollars per shares)					0.53
Exercised (in dollars per shares)			0.37		0.19
Forfeited (in dollars per shares)			0.43		0.26
Outstanding at the end of the period (in dollars per shares)			0.27		0.32		$ 0.23
Vested and expected to vest at the end of the period (in dollars per shares)			0.27		0.32
Exercisable at the end of the period (in dollars per shares)			$ 0.21		$ 0.27
Weighted average remaining contractual term (Years)
Outstanding at the end of the period			5 years 10 months 28 days	5 years 10 months 28 days	7 years 7 months 6 days	7 years 7 months 6 days	6 years 9 months 11 days	6 years 9 months 11 days
Vested and expected to vest at the end of the period			5 years 10 months 28 days	5 years 10 months 28 days	7 years 7 months 6 days	7 years 7 months 6 days
Exercisable at the end of the period			5 years 11 months 23 days	5 years 11 months 23 days	6 years 11 months 12 days	6 years 11 months 12 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $			$ 6,466,000		$ 10,479,000
Outstanding at the end of the period (in dollars) | $			3,358,000		6,466,000		$ 10,479,000
Vested and expected to vest at the end of the period (in dollars) | $			3,358,000		6,466,000
Exercisable at the end of the period (in dollars) | $			2,920,000		$ 5,626,000
Total intrinsic value of stock options exercised			4,514,000	¥ 29,241,000		¥ 79,729,000		¥ 15,497,000
Unrecognized share-based compensation cost (in CNY or dollars)			188,000						¥ 1,218,000
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor | item	2.8	2.8
Risk-free interest rates (as a percent)	2.18%	2.66%
Expected volatility (as a percent)	55.60%	61.26%
Expected dividend yield (as a percent)	0.00%	0.00%
Weighted average fair value of share option (in dollars per share)	$ 0.311	$ 0.141
Total fair value of options vested			$ 478,000	¥ 3,098,000		¥ 14,064,000		¥ 3,458,000
Options | Employees | Minimum
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized			3 months	3 months
Options | Employees | Maximum
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized			2 years	2 years